Schedule of Net Income (Loss) Per Share (Details) - USD ($)	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Net income									$ 1,498,591	$ 1,941,118
Alpha Time Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Net income	$ (127,315)	$ 117,969	$ 385,370	$ 442,265		$ (9,346)	$ 827,635		1,498,591	1,941,118
Income earned on Trust Account	(162,689)		(675,837)			(464,060)	(1,463,005)		(2,782,552)	(3,130,199)
Accretion of carrying value to redemption value	(50,000)		(165,000)			(104,979)	(330,000)		(550,000)	(8,427,382)
Net loss including accretion of equity into redemption value									$ (1,833,961)	$ (9,616,463)
Net income (loss) attributable to shareholders	$ (340,004)		$ (455,467)			$ (578,385)	$ (965,370)